American Century Investments®
Quarterly Portfolio Holdings
VP Balanced Fund
March 31, 2020

VP Balanced - Schedule of Investments
MARCH 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 54.8%
Aerospace and Defense — 0.6%
Hexcel Corp.	1,713	63,707
Huntington Ingalls Industries, Inc.	1,355	246,895
Lockheed Martin Corp.	3,035	1,028,713
Northrop Grumman Corp.	279	84,411
		1,423,726
Auto Components — 0.1%
BorgWarner, Inc.	5,977	145,659
Banks — 1.6%
Bank of America Corp.	35,655	756,956
Citigroup, Inc.	4,309	181,495
JPMorgan Chase & Co.	20,750	1,868,122
M&T Bank Corp.	3,949	408,445
Wells Fargo & Co.	16,968	486,982
Zions Bancorp N.A.	10,313	275,976
		3,977,976
Beverages — 0.4%
Molson Coors Beverage Co., Class B	11,720	457,197
Monster Beverage Corp.(1)	10,760	605,358
		1,062,555
Biotechnology — 2.3%
AbbVie, Inc.	20,225	1,540,943
Amgen, Inc.	1,598	323,963
Biogen, Inc.(1)	4,278	1,353,474
Gilead Sciences, Inc.	9,008	673,438
Incyte Corp.(1)	8,789	643,618
Regeneron Pharmaceuticals, Inc.(1)	2,272	1,109,395
Vertex Pharmaceuticals, Inc.(1)	1,135	270,073
		5,914,904
Building Products — 0.9%
Fortune Brands Home & Security, Inc.	22,378	967,848
Johnson Controls International plc	3,223	86,892
Masco Corp.	33,222	1,148,485
		2,203,225
Capital Markets — 0.9%
FactSet Research Systems, Inc.	2,668	695,494
LPL Financial Holdings, Inc.	8,104	441,101
Moody's Corp.	3,579	756,958
SEI Investments Co.	7,940	367,940
		2,261,493
Chemicals — 0.2%
LyondellBasell Industries NV, Class A	7,414	367,957
Valvoline, Inc.	5,955	77,951
		445,908

Commercial Services and Supplies†
Waste Management, Inc.	1,262	116,811
Communications Equipment — 0.5%
Cisco Systems, Inc.	10,811	424,980
Motorola Solutions, Inc.	6,116	812,939
		1,237,919
Consumer Finance — 0.3%
American Express Co.	722	61,811
Capital One Financial Corp.	3,589	180,957
Discover Financial Services	4,160	148,387
Synchrony Financial	22,140	356,233
		747,388
Containers and Packaging — 0.5%
International Paper Co.	16,551	515,233
Packaging Corp. of America	5,268	457,420
WestRock Co.	8,406	237,554
		1,210,207
Distributors — 0.1%
LKQ Corp.(1)	15,608	320,120
Diversified Financial Services — 0.7%
Berkshire Hathaway, Inc., Class B(1)	9,964	1,821,718
Diversified Telecommunication Services — 1.2%
AT&T, Inc.	29,359	855,815
CenturyLink, Inc.	94,622	895,124
Verizon Communications, Inc.	26,335	1,414,979
		3,165,918
Electric Utilities — 0.6%
Evergy, Inc.	13,104	721,375
OGE Energy Corp.	7,661	235,423
PPL Corp.	23,622	582,991
		1,539,789
Electrical Equipment — 0.5%
Emerson Electric Co.	18,249	869,565
Hubbell, Inc.	3,015	345,941
		1,215,506
Electronic Equipment, Instruments and Components — 0.3%
Trimble, Inc.(1)	13,642	434,225
Zebra Technologies Corp., Class A(1)	1,353	248,411
		682,636
Energy Equipment and Services†
Schlumberger Ltd.	3,258	43,950
Entertainment — 1.5%
Activision Blizzard, Inc.	24,287	1,444,591
Electronic Arts, Inc.(1)	15,463	1,548,929
Take-Two Interactive Software, Inc.(1)	6,778	803,938
Walt Disney Co. (The)	872	84,235
		3,881,693
Equity Real Estate Investment Trusts (REITs) — 0.3%
Gaming and Leisure Properties, Inc.	1,661	46,026

PS Business Parks, Inc.	615	83,345
WP Carey, Inc.	10,723	622,792
		752,163
Food and Staples Retailing — 0.7%
Sysco Corp.	11,938	544,731
Walgreens Boots Alliance, Inc.	21,217	970,678
Walmart, Inc.	1,676	190,427
		1,705,836
Food Products — 2.4%
Campbell Soup Co.	34,674	1,600,552
General Mills, Inc.	26,968	1,423,101
Hershey Co. (The)	12,120	1,605,900
Hormel Foods Corp.	15,435	719,889
J.M. Smucker Co. (The)	1,345	149,295
Kellogg Co.	11,873	712,261
		6,210,998
Health Care Equipment and Supplies — 2.3%
Abbott Laboratories	20,809	1,642,038
Baxter International, Inc.	11,828	960,315
Danaher Corp.	2,050	283,741
DENTSPLY SIRONA, Inc.	15,334	595,419
DexCom, Inc.(1)	2,446	658,634
Edwards Lifesciences Corp.(1)	4,326	815,970
Hologic, Inc.(1)	12,567	441,102
Medtronic plc	3,771	340,069
Zimmer Biomet Holdings, Inc.	1,944	196,500
		5,933,788
Health Care Providers and Services — 1.5%
Cardinal Health, Inc.	3,175	152,209
CVS Health Corp.	19,256	1,142,458
Henry Schein, Inc.(1)	2,601	131,403
Humana, Inc.	2,709	850,680
McKesson Corp.	6,796	919,227
UnitedHealth Group, Inc.	2,712	676,319
		3,872,296
Health Care Technology — 0.6%
Cerner Corp.	23,144	1,457,840
Hotels, Restaurants and Leisure — 0.6%
Las Vegas Sands Corp.	8,263	350,929
McDonald's Corp.	1,219	201,562
Royal Caribbean Cruises Ltd.	3,894	125,270
Starbucks Corp.	12,926	849,755
		1,527,516
Household Durables — 0.3%
Mohawk Industries, Inc.(1)	4,054	309,077
PulteGroup, Inc.	15,122	337,523
		646,600
Household Products — 1.1%
Colgate-Palmolive Co.	4,719	313,153

Kimberly-Clark Corp.	7,648	977,950
Procter & Gamble Co. (The)	13,483	1,483,130
		2,774,233
Industrial Conglomerates — 0.5%
Carlisle Cos., Inc.	8,392	1,051,350
Honeywell International, Inc.	1,741	232,928
		1,284,278
Insurance — 1.0%
American Financial Group, Inc.	7,472	523,638
Aon plc	1,212	200,028
Brown & Brown, Inc.	9,025	326,886
Hartford Financial Services Group, Inc. (The)	8,401	296,051
Marsh & McLennan Cos., Inc.	7,796	674,042
MetLife, Inc.	17,524	535,709
		2,556,354
Interactive Media and Services — 3.4%
Alphabet, Inc., Class A(1)	3,908	4,540,900
Facebook, Inc., Class A(1)	24,077	4,016,044
		8,556,944
Internet and Direct Marketing Retail — 2.4%
Amazon.com, Inc.(1)	2,630	5,127,764
Booking Holdings, Inc.(1)	764	1,027,824
eBay, Inc.	3,322	99,859
		6,255,447
IT Services — 2.3%
Accenture plc, Class A	2,266	369,947
Akamai Technologies, Inc.(1)	15,590	1,426,329
Amdocs Ltd.	11,254	618,632
EVERTEC, Inc.	2,668	60,644
International Business Machines Corp.	11,528	1,278,801
Mastercard, Inc., Class A	2,327	562,110
Visa, Inc., Class A	6,014	968,976
Western Union Co. (The)	35,586	645,174
		5,930,613
Life Sciences Tools and Services — 0.6%
Agilent Technologies, Inc.	20,793	1,489,195
Illumina, Inc.(1)	421	114,983
		1,604,178
Machinery — 1.3%
Allison Transmission Holdings, Inc.	22,097	720,583
Caterpillar, Inc.	1,526	177,077
Cummins, Inc.	10,914	1,476,883
Snap-on, Inc.	9,533	1,037,381
		3,411,924
Media — 0.8%
Discovery, Inc., Class C(1)	80,190	1,406,533
DISH Network Corp., Class A(1)	5,973	119,400
Fox Corp., Class B(1)	15,080	345,030
Interpublic Group of Cos., Inc. (The)	10,663	172,634

Omnicom Group, Inc.	1,913	105,024
		2,148,621
Metals and Mining — 0.5%
Reliance Steel & Aluminum Co.	10,338	905,505
Steel Dynamics, Inc.	19,474	438,944
		1,344,449
Multiline Retail — 0.3%
Target Corp.	9,013	837,939
Oil, Gas and Consumable Fuels — 0.8%
Chevron Corp.	6,182	447,948
Exxon Mobil Corp.	18,474	701,458
HollyFrontier Corp.	14,216	348,434
Kinder Morgan, Inc.	18,181	253,079
Valero Energy Corp.	5,058	229,431
		1,980,350
Personal Products — 0.4%
Estee Lauder Cos., Inc. (The), Class A	6,356	1,012,765
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	40,434	2,253,791
Jazz Pharmaceuticals plc(1)	7,695	767,499
Johnson & Johnson	12,787	1,676,759
Merck & Co., Inc.	38,594	2,969,423
Mylan NV(1)	16,503	246,060
Pfizer, Inc.	8,902	290,561
		8,204,093
Professional Services — 0.1%
IHS Markit Ltd.	1,491	89,460
Robert Half International, Inc.	2,681	101,208
		190,668
Road and Rail — 0.3%
Kansas City Southern	5,139	653,578
Semiconductors and Semiconductor Equipment — 2.9%
Applied Materials, Inc.	29,752	1,363,237
Broadcom, Inc.	8,836	2,095,016
Intel Corp.	16,196	876,527
KLA Corp.	5,189	745,867
Lam Research Corp.	2,769	664,560
Maxim Integrated Products, Inc.	9,297	451,927
Qorvo, Inc.(1)	3,306	266,563
Texas Instruments, Inc.	9,351	934,445
		7,398,142
Software — 6.7%
Adobe, Inc.(1)	8,407	2,675,444
Autodesk, Inc.(1)	5,677	886,180
Cadence Design Systems, Inc.(1)	14,488	956,788
CDK Global, Inc.	7,823	256,986
Fortinet, Inc.(1)	5,667	573,330
Intuit, Inc.	4,567	1,050,410
Microsoft Corp.	41,097	6,481,408

NortonLifeLock, Inc.	24,359	455,757
Oracle Corp. (New York)	9,970	481,850
Palo Alto Networks, Inc.(1)	1,844	302,342
salesforce.com, Inc.(1)	10,276	1,479,538
ServiceNow, Inc.(1)	3,226	924,507
Zoom Video Communications, Inc., Class A(1)	3,219	470,360
		16,994,900
Specialty Retail — 0.8%
AutoZone, Inc.(1)	1,575	1,332,450
Home Depot, Inc. (The)	931	173,827
O'Reilly Automotive, Inc.(1)	1,449	436,221
		1,942,498
Technology Hardware, Storage and Peripherals — 3.0%
Apple, Inc.	26,653	6,777,591
Hewlett Packard Enterprise Co.	31,609	306,924
HP, Inc.	19,038	330,500
NetApp, Inc.	2,280	95,053
Xerox Holdings Corp.(1)	14,079	266,656
		7,776,724
Textiles, Apparel and Luxury Goods — 0.1%
PVH Corp.	1,046	39,372
Ralph Lauren Corp.	4,757	317,910
		357,282
Trading Companies and Distributors — 0.4%
W.W. Grainger, Inc.	3,980	989,030
TOTAL COMMON STOCKS (Cost $141,657,511)		139,731,148
U.S. TREASURY SECURITIES — 13.6%
U.S. Treasury Bonds, 5.00%, 5/15/37	100,000	164,301
U.S. Treasury Bonds, 3.50%, 2/15/39	600,000	854,391
U.S. Treasury Bonds, 4.625%, 2/15/40	600,000	980,180
U.S. Treasury Bonds, 3.125%, 11/15/41	200,000	273,187
U.S. Treasury Bonds, 3.00%, 5/15/42	1,700,000	2,282,781
U.S. Treasury Bonds, 2.75%, 11/15/42	550,000	710,682
U.S. Treasury Bonds, 2.875%, 5/15/43	300,000	395,414
U.S. Treasury Bonds, 2.50%, 2/15/45	1,710,000	2,136,097
U.S. Treasury Bonds, 3.00%, 5/15/45	200,000	272,109
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	273,703
U.S. Treasury Bonds, 3.375%, 11/15/48	1,160,000	1,722,600
U.S. Treasury Bonds, 2.25%, 8/15/49	550,000	669,324
U.S. Treasury Bonds, 2.375%, 11/15/49	550,000	686,920
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	705,957	733,901
U.S. Treasury Notes, 1.875%, 12/15/20(2)	200,000	202,484
U.S. Treasury Notes, 1.875%, 1/31/22	1,400,000	1,442,383
U.S. Treasury Notes, 1.75%, 6/15/22	1,000,000	1,033,691
U.S. Treasury Notes, 1.50%, 9/15/22	800,000	824,422
U.S. Treasury Notes, 0.50%, 3/15/23	6,600,000	6,642,023
U.S. Treasury Notes, 2.875%, 11/30/23	3,400,000	3,718,352
U.S. Treasury Notes, 2.375%, 2/29/24	400,000	432,203
U.S. Treasury Notes, 1.50%, 11/30/24	1,600,000	1,685,312

U.S. Treasury Notes, 1.125%, 2/28/25	500,000	518,750
U.S. Treasury Notes, 2.625%, 12/31/25	900,000	1,010,180
U.S. Treasury Notes, 1.375%, 8/31/26	700,000	737,707
U.S. Treasury Notes, 1.625%, 10/31/26(2)	1,300,000	1,391,965
U.S. Treasury Notes, 1.75%, 12/31/26	700,000	756,328
U.S. Treasury Notes, 1.50%, 1/31/27	100,000	106,434
U.S. Treasury Notes, 1.125%, 2/28/27	300,000	311,918
U.S. Treasury Notes, 0.625%, 3/31/27	1,600,000	1,609,094
U.S. Treasury Notes, 1.50%, 2/15/30	200,000	215,637
TOTAL U.S. TREASURY SECURITIES (Cost $31,314,508)		34,794,473
CORPORATE BONDS — 10.5%
Aerospace and Defense†
Lockheed Martin Corp., 3.80%, 3/1/45	20,000	21,846
United Technologies Corp., 6.05%, 6/1/36	35,000	46,854
United Technologies Corp., 5.70%, 4/15/40	20,000	25,839
		94,539
Automobiles — 0.1%
Ford Motor Credit Co. LLC, 5.875%, 8/2/21	50,000	49,250
General Motors Co., 5.15%, 4/1/38	50,000	36,323
General Motors Financial Co., Inc., 3.20%, 7/6/21	120,000	114,679
General Motors Financial Co., Inc., 5.25%, 3/1/26	100,000	88,439
		288,691
Banks — 2.2%
Bank of America Corp., MTN, 4.00%, 1/22/25	505,000	534,210
Bank of America Corp., VRN, 3.00%, 12/20/23	211,000	215,251
Bank of Montreal, MTN, 3.30%, 2/5/24	122,000	127,648
Barclays Bank plc, 5.14%, 10/14/20	200,000	201,952
BNP Paribas SA, VRN, 2.82%, 11/19/25(3)	50,000	49,482
Canadian Imperial Bank of Commerce, 2.25%, 1/28/25	200,000	198,340
Citigroup, Inc., 2.90%, 12/8/21	480,000	484,739
Citigroup, Inc., 2.75%, 4/25/22	174,000	175,038
Citigroup, Inc., 4.05%, 7/30/22	20,000	20,384
Citigroup, Inc., VRN, 3.52%, 10/27/28	50,000	50,164
Discover Bank, 3.45%, 7/27/26	250,000	245,002
Fifth Third BanCorp., 4.30%, 1/16/24	95,000	102,159
Fifth Third BanCorp., 2.375%, 1/28/25	200,000	195,185
FNB Corp., 2.20%, 2/24/23	140,000	137,606
HSBC Holdings plc, 2.95%, 5/25/21	200,000	201,330
HSBC Holdings plc, 4.30%, 3/8/26	200,000	213,950
HSBC Holdings plc, 4.375%, 11/23/26	200,000	212,851
HSBC Holdings plc, VRN, 2.63%, 11/7/25	200,000	194,384
Huntington Bancshares, Inc., 2.55%, 2/4/30	250,000	227,800
JPMorgan Chase & Co., 2.55%, 3/1/21	60,000	60,161
JPMorgan Chase & Co., VRN, 4.02%, 12/5/24	140,000	148,556
JPMorgan Chase & Co., VRN, 3.70%, 5/6/30	260,000	279,793
Lloyds Banking Group plc, VRN, 2.44%, 2/5/26	200,000	189,272
PNC Bank N.A., 2.70%, 10/22/29	250,000	243,078
Regions Financial Corp., 3.80%, 8/14/23	70,000	70,999
Royal Bank of Canada, 2.15%, 10/26/20	100,000	99,959

Sumitomo Mitsui Financial Group, Inc., 2.35%, 1/15/25	250,000	248,783
U.S. Bancorp, MTN, 3.60%, 9/11/24	50,000	51,425
Wells Fargo & Co., 4.125%, 8/15/23	180,000	185,920
Wells Fargo & Co., 3.00%, 10/23/26	190,000	195,101
Wells Fargo & Co., MTN, 4.65%, 11/4/44	70,000	80,994
		5,641,516
Beverages — 0.2%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46	115,000	126,087
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29	220,000	242,383
		368,470
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22	190,000	192,457
AbbVie, Inc., 3.60%, 5/14/25	30,000	31,664
AbbVie, Inc., 3.20%, 11/21/29(3)	145,000	148,824
AbbVie, Inc., 4.40%, 11/6/42	80,000	89,294
AbbVie, Inc., 4.25%, 11/21/49(3)	100,000	109,264
Amgen, Inc., 2.65%, 5/11/22	200,000	202,478
Amgen, Inc., 4.66%, 6/15/51	46,000	58,188
Biogen, Inc., 3.625%, 9/15/22	70,000	71,968
Gilead Sciences, Inc., 4.40%, 12/1/21	100,000	103,332
Gilead Sciences, Inc., 3.65%, 3/1/26	250,000	273,035
		1,280,504
Building Products†
Carrier Global Corp., 2.72%, 2/15/30(3)	100,000	92,598
Capital Markets — 0.9%
Ares Capital Corp., 3.25%, 7/15/25	240,000	191,179
Goldman Sachs BDC, Inc., 3.75%, 2/10/25	95,000	88,246
Goldman Sachs Group, Inc. (The), 3.50%, 4/1/25	161,000	163,554
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	270,000	276,539
KKR Group Finance Co. VII LLC, 3.625%, 2/25/50(3)	230,000	190,850
Morgan Stanley, 2.75%, 5/19/22	310,000	313,543
Morgan Stanley, MTN, 3.70%, 10/23/24	190,000	201,118
Morgan Stanley, MTN, 4.00%, 7/23/25	220,000	235,905
Morgan Stanley, MTN, VRN, 2.70%, 1/22/31	170,000	166,997
Oaktree Specialty Lending Corp., 3.50%, 2/25/25	120,000	108,006
State Street Corp., VRN, 2.83%, 3/30/23(3)	30,000	30,294
UBS Group AG, 3.49%, 5/23/23(3)	200,000	202,334
		2,168,565
Chemicals — 0.1%
CF Industries, Inc., 4.50%, 12/1/26(3)	90,000	95,044
CF Industries, Inc., 5.15%, 3/15/34	70,000	71,456
		166,500
Commercial Services and Supplies — 0.2%
Republic Services, Inc., 3.55%, 6/1/22	50,000	51,332
Republic Services, Inc., 2.30%, 3/1/30	265,000	254,705
Waste Connections, Inc., 3.50%, 5/1/29	80,000	81,210
Waste Connections, Inc., 2.60%, 2/1/30	180,000	168,878
		556,125
Communications Equipment†
Cisco Systems, Inc., 5.90%, 2/15/39	20,000	29,011

Construction Materials — 0.1%
Martin Marietta Materials, Inc., 2.50%, 3/15/30	170,000	155,779
Consumer Finance — 0.3%
Ally Financial, Inc., 4.625%, 3/30/25	213,000	204,903
Ally Financial, Inc., 5.75%, 11/20/25	24,000	23,656
Capital One Bank USA N.A., VRN, 2.28%, 1/28/26	250,000	226,852
Capital One Financial Corp., 3.80%, 1/31/28	220,000	217,944
Park Aerospace Holdings Ltd., 5.50%, 2/15/24(3)	115,000	99,219
		772,574
Diversified Consumer Services — 0.1%
Pepperdine University, 3.30%, 12/1/59	105,000	121,684
Diversified Financial Services — 0.1%
Berkshire Hathaway, Inc., 2.75%, 3/15/23	80,000	83,370
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/20	200,000	198,897
		282,267
Diversified Telecommunication Services — 0.6%
AT&T, Inc., 3.875%, 8/15/21	150,000	153,689
AT&T, Inc., 3.80%, 2/15/27	100,000	104,143
AT&T, Inc., 4.10%, 2/15/28	30,000	31,579
AT&T, Inc., 4.30%, 2/15/30	150,000	161,768
AT&T, Inc., 5.15%, 11/15/46	67,000	79,153
Deutsche Telekom AG, 3.625%, 1/21/50(3)	150,000	149,964
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(3)	150,000	155,613
Telefonica Emisiones SA, 5.46%, 2/16/21	55,000	56,188
Verizon Communications, Inc., 2.95%, 3/15/22	139,000	141,897
Verizon Communications, Inc., 2.45%, 11/1/22	84,000	85,459
Verizon Communications, Inc., 4.40%, 11/1/34	220,000	258,399
Verizon Communications, Inc., 4.75%, 11/1/41	50,000	58,464
Verizon Communications, Inc., 5.01%, 8/21/54	95,000	130,455
		1,566,771
Electric Utilities — 0.6%
AEP Transmission Co. LLC, 3.75%, 12/1/47	20,000	20,738
American Electric Power Co., Inc., 3.20%, 11/13/27	20,000	19,871
Berkshire Hathaway Energy Co., 3.50%, 2/1/25	170,000	178,628
Berkshire Hathaway Energy Co., 3.80%, 7/15/48	30,000	31,591
Commonwealth Edison Co., 3.20%, 11/15/49	30,000	30,332
DTE Electric Co., 2.25%, 3/1/30	100,000	97,124
Duke Energy Corp., 3.55%, 9/15/21	20,000	20,283
Duke Energy Corp., 2.65%, 9/1/26	70,000	69,631
Duke Energy Florida LLC, 6.35%, 9/15/37	20,000	27,669
Duke Energy Florida LLC, 3.85%, 11/15/42	30,000	33,164
Duke Energy Progress LLC, 4.15%, 12/1/44	20,000	22,665
Exelon Corp., 5.15%, 12/1/20	32,000	32,315
Exelon Corp., 4.45%, 4/15/46	50,000	50,839
Exelon Generation Co. LLC, 4.25%, 6/15/22	20,000	20,019
FirstEnergy Corp., 4.85%, 7/15/47	20,000	22,453
FirstEnergy Transmission LLC, 4.55%, 4/1/49(3)	50,000	50,174
Florida Power & Light Co., 4.125%, 2/1/42	40,000	43,521
Florida Power & Light Co., 3.95%, 3/1/48	30,000	35,965
Florida Power & Light Co., 3.15%, 10/1/49	50,000	52,119

Georgia Power Co., 4.30%, 3/15/42	10,000	10,918
MidAmerican Energy Co., 4.40%, 10/15/44	60,000	68,676
Nevada Power Co., 2.40%, 5/1/30	70,000	67,100
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	50,000	51,718
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(3)	20,000	19,639
Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49	50,000	48,802
Potomac Electric Power Co., 3.60%, 3/15/24	60,000	61,631
Progress Energy, Inc., 3.15%, 4/1/22	20,000	20,242
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	25,000	22,472
Southwestern Public Service Co., 3.70%, 8/15/47	60,000	64,167
Xcel Energy, Inc., 3.35%, 12/1/26	20,000	19,800
Xcel Energy, Inc., 3.40%, 6/1/30(4)	100,000	101,570
		1,415,836
Electronic Equipment, Instruments and Components†
Amphenol Corp., 2.05%, 3/1/25	100,000	94,896
Energy Equipment and Services†
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.14%, 11/7/29	71,000	61,723
Equity Real Estate Investment Trusts (REITs) — 0.5%
Alexandria Real Estate Equities, Inc., 4.90%, 12/15/30	30,000	32,726
American Tower Corp., 3.375%, 10/15/26	40,000	40,100
American Tower Corp., 2.90%, 1/15/30	131,000	128,288
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28	30,000	29,904
Boston Properties LP, 3.65%, 2/1/26	100,000	106,631
Crown Castle International Corp., 5.25%, 1/15/23	49,000	52,035
Crown Castle International Corp., 3.30%, 7/1/30(4)	10,000	10,018
Duke Realty LP, 2.875%, 11/15/29	143,000	137,864
Essex Portfolio LP, 3.625%, 8/15/22	30,000	29,763
Essex Portfolio LP, 3.25%, 5/1/23	40,000	39,283
Healthcare Realty Trust, Inc., 2.40%, 3/15/30	100,000	89,132
Kilroy Realty LP, 3.80%, 1/15/23	50,000	50,952
Kimco Realty Corp., 2.80%, 10/1/26	160,000	156,461
National Retail Properties, Inc., 2.50%, 4/15/30	100,000	89,423
Prologis LP, 2.125%, 4/15/27	40,000	38,177
Prologis LP, 3.00%, 4/15/50	104,000	90,628
Public Storage, 3.39%, 5/1/29	60,000	60,346
Service Properties Trust, 4.65%, 3/15/24	40,000	29,347
Ventas Realty LP, 4.125%, 1/15/26	20,000	20,011
Ventas Realty LP, 4.75%, 11/15/30(4)	30,000	29,527
		1,260,616
Food and Staples Retailing — 0.1%
Kroger Co. (The), 3.875%, 10/15/46	100,000	98,604
Sysco Corp., 5.95%, 4/1/30(4)	30,000	31,648
Walmart, Inc., 4.05%, 6/29/48	110,000	142,093
		272,345
Health Care Equipment and Supplies — 0.1%
Baxter International, Inc., 3.95%, 4/1/30(3)	20,000	21,670
Becton Dickinson and Co., 3.73%, 12/15/24	100,000	102,714
Becton Dickinson and Co., 3.70%, 6/6/27	14,000	14,257
DH Europe Finance II Sarl, 3.40%, 11/15/49	70,000	69,151

Medtronic, Inc., 3.50%, 3/15/25	63,000	67,982
Medtronic, Inc., 4.375%, 3/15/35	29,000	36,238
		312,012
Health Care Providers and Services — 0.4%
Aetna, Inc., 2.75%, 11/15/22	30,000	30,218
Anthem, Inc., 3.65%, 12/1/27	30,000	31,050
Cigna Corp., 2.40%, 3/15/30	100,000	95,216
CommonSpirit Health, 2.95%, 11/1/22	20,000	19,552
CVS Health Corp., 3.50%, 7/20/22	110,000	112,959
CVS Health Corp., 2.75%, 12/1/22	35,000	35,279
CVS Health Corp., 4.30%, 3/25/28	230,000	244,744
CVS Health Corp., 4.78%, 3/25/38	30,000	33,068
Duke University Health System, Inc., 3.92%, 6/1/47	30,000	34,271
Partners Healthcare System, Inc., 3.19%, 7/1/49	65,000	65,364
UnitedHealth Group, Inc., 2.875%, 3/15/22	75,000	77,116
UnitedHealth Group, Inc., 3.75%, 7/15/25	65,000	70,646
UnitedHealth Group, Inc., 4.75%, 7/15/45	30,000	38,404
Universal Health Services, Inc., 4.75%, 8/1/22(3)	20,000	20,037
		907,924
Hotels, Restaurants and Leisure†
McDonald's Corp., MTN, 3.375%, 5/26/25	40,000	41,762
McDonald's Corp., MTN, 4.45%, 3/1/47	60,000	65,240
		107,002
Household Durables — 0.1%
D.R. Horton, Inc., 5.75%, 8/15/23	35,000	36,182
D.R. Horton, Inc., 2.50%, 10/15/24	90,000	84,244
Lennar Corp., 4.75%, 4/1/21	80,000	79,637
Toll Brothers Finance Corp., 4.35%, 2/15/28	90,000	82,669
		282,732
Household Products†
Kimberly-Clark Corp., 3.10%, 3/26/30	21,000	22,579
Industrial Conglomerates — 0.1%
Carlisle Cos., Inc., 2.75%, 3/1/30	260,000	228,659
Insurance — 0.5%
Aflac, Inc., 3.60%, 4/1/30(4)	50,000	50,719
American International Group, Inc., 4.125%, 2/15/24	230,000	241,798
American International Group, Inc., 4.50%, 7/16/44	133,000	136,545
Athene Holding Ltd., 6.15%, 4/3/30(4)	100,000	100,022
Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	90,000	106,275
Chubb INA Holdings, Inc., 3.15%, 3/15/25	40,000	41,785
Hartford Financial Services Group, Inc. (The), 3.60%, 8/19/49	143,000	135,960
Liberty Mutual Group, Inc., 4.50%, 6/15/49(3)	40,000	39,410
Markel Corp., 4.90%, 7/1/22	70,000	70,397
MetLife, Inc., 4.125%, 8/13/42	40,000	42,293
Prudential Financial, Inc., MTN, 1.50%, 3/10/26	200,000	188,507
WR Berkley Corp., 4.625%, 3/15/22	20,000	17,192
		1,170,903
Internet and Direct Marketing Retail†
eBay, Inc., 2.15%, 6/5/20	40,000	39,979

IT Services — 0.1%
Fiserv, Inc., 3.50%, 7/1/29	47,000	50,023
Global Payments, Inc., 3.20%, 8/15/29	100,000	98,282
Mastercard, Inc., 3.65%, 6/1/49	50,000	58,553
Visa, Inc., 1.90%, 4/15/27(4)	60,000	60,004
Western Union Co. (The), 2.85%, 1/10/25	38,000	37,897
		304,759
Machinery — 0.1%
Otis Worldwide Corp., 2.06%, 4/5/25(3)	100,000	98,099
Otis Worldwide Corp., VRN, 2.09%, 4/5/23(3)	50,000	47,609
		145,708
Media — 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.20%, 3/15/28	30,000	30,865
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	33,000	35,265
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.80%, 3/1/50	20,000	20,939
Comcast Corp., 4.40%, 8/15/35	120,000	145,845
Comcast Corp., 6.40%, 5/15/38	50,000	73,151
Comcast Corp., 4.75%, 3/1/44	107,000	135,861
Comcast Corp., 3.97%, 11/1/47	39,000	45,271
Fox Corp., 3.05%, 4/7/25(4)	30,000	30,322
ViacomCBS, Inc., 3.125%, 6/15/22	30,000	29,633
ViacomCBS, Inc., 4.25%, 9/1/23	30,000	30,640
		577,792
Metals and Mining†
Steel Dynamics, Inc., 3.45%, 4/15/30	70,000	63,815
Multi-Utilities — 0.1%
Ameren Corp., 3.50%, 1/15/31(4)	30,000	30,208
CenterPoint Energy, Inc., 4.25%, 11/1/28	80,000	82,227
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43	35,000	32,855
Dominion Energy, Inc., 4.90%, 8/1/41	50,000	52,370
NiSource, Inc., 5.65%, 2/1/45	35,000	40,372
Sempra Energy, 2.875%, 10/1/22	40,000	40,182
Sempra Energy, 3.25%, 6/15/27	30,000	29,224
Sempra Energy, 3.80%, 2/1/38	20,000	18,848
Sempra Energy, 4.00%, 2/1/48	20,000	19,266
		345,552
Oil, Gas and Consumable Fuels — 0.8%
Aker BP ASA, 3.75%, 1/15/30(3)	150,000	112,923
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24	30,000	32,101
Concho Resources, Inc., 4.375%, 1/15/25	75,000	64,103
Continental Resources, Inc., 4.375%, 1/15/28	80,000	37,322
Diamondback Energy, Inc., 3.50%, 12/1/29	180,000	127,669
Ecopetrol SA, 5.875%, 5/28/45	10,000	8,963
Enbridge, Inc., 4.00%, 10/1/23	55,000	52,434
Energy Transfer Operating LP, 3.60%, 2/1/23	30,000	26,705
Energy Transfer Operating LP, 4.25%, 3/15/23	110,000	98,717
Energy Transfer Operating LP, 3.75%, 5/15/30	120,000	94,554
Energy Transfer Operating LP, 4.90%, 3/15/35	55,000	43,422
Energy Transfer Operating LP, 6.50%, 2/1/42	20,000	18,100

Enterprise Products Operating LLC, 4.85%, 3/15/44	100,000	104,650
EOG Resources, Inc., 4.10%, 2/1/21	20,000	20,120
Equinor ASA, 3.25%, 11/18/49	70,000	69,257
Exxon Mobil Corp., 2.71%, 3/6/25	40,000	41,895
Hess Corp., 6.00%, 1/15/40	40,000	28,929
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	45,000	44,867
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	165,000	162,241
MPLX LP, 5.25%, 1/15/25(3)	50,000	44,091
MPLX LP, 4.875%, 6/1/25	95,000	78,370
MPLX LP, 4.50%, 4/15/38	70,000	54,928
MPLX LP, 5.20%, 3/1/47	40,000	32,061
Newfield Exploration Co., 5.375%, 1/1/26	40,000	20,964
Ovintiv, Inc., 6.50%, 2/1/38	30,000	13,065
Petroleos Mexicanos, 4.875%, 1/24/22	70,000	60,591
Petroleos Mexicanos, 3.50%, 1/30/23	10,000	8,238
Phillips 66, 4.30%, 4/1/22	120,000	120,525
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	230,000	211,503
Shell International Finance BV, 3.25%, 5/11/25	40,000	42,047
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27	70,000	55,523
Total Capital Canada Ltd., 2.75%, 7/15/23	20,000	20,312
Williams Cos., Inc. (The), 4.125%, 11/15/20	80,000	79,096
Williams Cos., Inc. (The), 5.10%, 9/15/45	60,000	57,234
		2,087,520
Pharmaceuticals — 0.2%
Allergan Finance LLC, 3.25%, 10/1/22	130,000	130,486
Allergan Funding SCS, 3.85%, 6/15/24	89,000	93,385
Allergan Funding SCS, 4.55%, 3/15/35	10,000	11,054
Bristol-Myers Squibb Co., 3.25%, 8/15/22(3)	155,000	161,102
Bristol-Myers Squibb Co., 3.625%, 5/15/24(3)	60,000	63,513
Elanco Animal Health, Inc., 5.65%, 8/28/28	98,000	103,623
		563,163
Road and Rail — 0.4%
Ashtead Capital, Inc., 4.125%, 8/15/25(3)	200,000	184,000
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20	189,000	189,290
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43	60,000	71,296
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	75,000	88,175
CSX Corp., 3.25%, 6/1/27	100,000	102,937
CSX Corp., 3.80%, 4/15/50	53,000	55,922
Union Pacific Corp., 2.40%, 2/5/30	70,000	68,569
Union Pacific Corp., 3.60%, 9/15/37	50,000	51,956
Union Pacific Corp., 3.84%, 3/20/60(3)	50,000	54,360
Union Pacific Corp., MTN, 3.55%, 8/15/39	40,000	40,466
		906,971
Software — 0.3%
Adobe, Inc., 2.30%, 2/1/30	200,000	200,720
Oracle Corp., 2.50%, 10/15/22	80,000	81,925
Oracle Corp., 3.625%, 7/15/23	30,000	31,870
Oracle Corp., 2.50%, 4/1/25(4)	110,000	112,425
Oracle Corp., 2.65%, 7/15/26	125,000	128,482

Oracle Corp., 2.95%, 4/1/30(4)	75,000	75,609
		631,031
Specialty Retail — 0.1%
Home Depot, Inc. (The), 3.75%, 2/15/24	40,000	42,310
Home Depot, Inc. (The), 3.00%, 4/1/26	40,000	42,298
Home Depot, Inc. (The), 5.95%, 4/1/41	50,000	70,280
Home Depot, Inc. (The), 3.35%, 4/15/50	73,000	79,606
		234,494
Technology Hardware, Storage and Peripherals — 0.2%
Dell International LLC / EMC Corp., 5.45%, 6/15/23(3)	160,000	164,391
Dell International LLC / EMC Corp., 6.02%, 6/15/26(3)	310,000	330,514
		494,905
Textiles, Apparel and Luxury Goods†
NIKE, Inc., 3.375%, 3/27/50	52,000	57,151
Trading Companies and Distributors — 0.1%
Air Lease Corp., MTN, 3.00%, 2/1/30	245,000	178,208
International Lease Finance Corp., 5.875%, 8/15/22	120,000	107,402
		285,610
Wireless Telecommunication Services — 0.1%
Vodafone Group plc, 2.95%, 2/19/23	257,000	262,720
TOTAL CORPORATE BONDS (Cost $27,086,358)		26,723,991
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 5.5%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.3%
FHLMC, VRN, 4.39%, (12-month LIBOR plus 1.86%), 7/1/36	6,133	6,238
FHLMC, VRN, 4.19%, (1-year H15T1Y plus 2.14%), 10/1/36	16,973	17,134
FHLMC, VRN, 4.32%, (1-year H15T1Y plus 2.25%), 4/1/37	20,430	20,674
FHLMC, VRN, 4.28%, (12-month LIBOR plus 1.80%), 2/1/38	7,597	7,693
FHLMC, VRN, 4.29%, (12-month LIBOR plus 1.84%), 6/1/38	6,811	6,918
FHLMC, VRN, 3.90%, (12-month LIBOR plus 1.78%), 9/1/40	7,871	8,036
FHLMC, VRN, 4.77%, (12-month LIBOR plus 1.88%), 5/1/41	3,541	3,622
FHLMC, VRN, 4.00%, (12-month LIBOR plus 1.87%), 7/1/41	12,109	12,437
FHLMC, VRN, 3.64%, (12-month LIBOR plus 1.64%), 2/1/43	4,547	4,630
FHLMC, VRN, 4.43%, (12-month LIBOR plus 1.65%), 6/1/43	2,027	2,040
FHLMC, VRN, 4.50%, (12-month LIBOR plus 1.62%), 6/1/43	81	82
FHLMC, VRN, 2.84%, (12-month LIBOR plus 1.63%), 1/1/44	29,486	30,210
FHLMC, VRN, 2.57%, (12-month LIBOR plus 1.60%), 6/1/45	60,900	61,995
FHLMC, VRN, 2.35%, (12-month LIBOR plus 1.63%), 8/1/46	159,293	160,153
FHLMC, VRN, 3.06%, (12-month LIBOR plus 1.64%), 9/1/47	136,182	140,763
FNMA, VRN, 3.49%, (6-month LIBOR plus 1.57%), 6/1/35	11,830	12,050
FNMA, VRN, 3.51%, (6-month LIBOR plus 1.57%), 6/1/35	15,172	15,443
FNMA, VRN, 4.18%, (1-year H15T1Y plus 2.16%), 3/1/38	19,061	19,262
FNMA, VRN, 3.69%, (12-month LIBOR plus 1.69%), 1/1/40	2,430	2,479
FNMA, VRN, 3.88%, (12-month LIBOR plus 1.84%), 3/1/40	3,869	3,957
FNMA, VRN, 3.81%, (12-month LIBOR plus 1.77%), 10/1/40	10,735	10,959
FNMA, VRN, 3.70%, (12-month LIBOR plus 1.56%), 3/1/43	3,761	3,820
FNMA, VRN, 3.17%, (12-month LIBOR plus 1.61%), 3/1/47	102,715	106,268
		656,863
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 5.2%
FHLMC, 6.50%, 1/1/28	1,685	1,881

FHLMC, 6.50%, 6/1/29	2,202	2,467
FHLMC, 8.00%, 7/1/30	1,754	2,143
FHLMC, 5.50%, 12/1/33	47,567	53,516
FHLMC, 5.50%, 1/1/38	6,954	7,865
FHLMC, 6.00%, 8/1/38	10,390	11,903
FHLMC, 3.50%, 12/1/47	176,505	187,638
FNMA, 6.50%, 1/1/29	4,515	5,197
FNMA, 7.50%, 7/1/29	6,053	6,296
FNMA, 7.50%, 9/1/30	2,029	2,406
FNMA, 5.00%, 7/1/31	56,024	61,107
FNMA, 6.50%, 1/1/32	3,367	3,863
FNMA, 5.50%, 6/1/33	15,346	17,273
FNMA, 5.50%, 8/1/33	33,061	37,408
FNMA, 5.00%, 11/1/33	80,885	89,848
FNMA, 5.50%, 1/1/34	26,413	29,882
FNMA, 3.50%, 3/1/34	43,410	45,758
FNMA, 5.00%, 4/1/35	64,545	71,857
FNMA, 4.50%, 9/1/35	39,759	43,556
FNMA, 5.00%, 2/1/36	62,964	70,266
FNMA, 5.50%, 1/1/37	46,476	52,791
FNMA, 5.50%, 2/1/37	10,779	12,242
FNMA, 6.00%, 7/1/37	65,432	74,170
FNMA, 6.50%, 8/1/37	6,476	7,484
FNMA, 5.00%, 4/1/40	106,213	118,024
FNMA, 5.00%, 6/1/40	72,858	80,888
FNMA, 3.50%, 1/1/41	260,755	280,441
FNMA, 4.00%, 1/1/41	346,290	379,623
FNMA, 4.00%, 5/1/41	80,566	87,324
FNMA, 5.00%, 6/1/41	84,819	94,181
FNMA, 4.50%, 7/1/41	101,611	111,556
FNMA, 4.50%, 9/1/41	26,160	28,712
FNMA, 4.00%, 12/1/41	131,521	143,208
FNMA, 4.00%, 1/1/42	142,916	154,911
FNMA, 3.50%, 5/1/42	272,042	292,664
FNMA, 3.50%, 6/1/42	63,018	67,797
FNMA, 6.50%, 8/1/47	2,322	2,493
FNMA, 6.50%, 9/1/47	4,702	5,036
FNMA, 6.50%, 9/1/47	226	242
FNMA, 6.50%, 9/1/47	2,472	2,646
FNMA, 3.50%, 3/1/48	1,198,668	1,274,412
FNMA, 4.00%, 6/1/48	583,007	623,078
FNMA, 4.50%, 7/1/48	1,753,761	1,895,315
FNMA, 4.00%, 8/1/48	1,332,058	1,422,880
FNMA, 3.50%, 4/1/49	1,051,128	1,113,073
FNMA, 3.50%, 5/1/49	364,813	385,971
FNMA, 4.00%, 6/1/49	2,118,046	2,261,821
FNMA, 3.50%, 9/1/49	755,635	799,615
GNMA, 7.00%, 4/20/26	5,915	6,718
GNMA, 7.50%, 8/15/26	3,988	4,545

GNMA, 7.00%, 2/15/28	1,578	1,584
GNMA, 7.50%, 2/15/28	1,189	1,193
GNMA, 6.50%, 5/15/28	276	305
GNMA, 6.50%, 5/15/28	973	1,068
GNMA, 7.00%, 12/15/28	1,775	1,781
GNMA, 7.00%, 5/15/31	13,989	16,742
GNMA, 5.50%, 11/15/32	29,779	33,708
GNMA, 4.50%, 1/15/40	25,756	28,570
GNMA, 4.50%, 5/20/41	75,137	82,932
GNMA, 4.50%, 6/15/41	45,275	51,063
GNMA, 3.50%, 3/15/46	451,008	483,310
GNMA, 2.50%, 8/20/46	100,896	106,117
		13,344,364
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $13,480,391)		14,001,227
ASSET-BACKED SECURITIES — 2.3%
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(3)	104,923	102,936
BRE Grand Islander Timeshare Issuer LLC, Series 2019-A, Class A SEQ, 3.28%, 9/26/33(3)	414,025	411,239
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(3)	141,268	145,088
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	25,750	25,556
Hilton Grand Vacations Trust, Series 2018-AA, Class B, 3.70%, 2/25/32(3)	286,269	285,814
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 1.50%, (1-month LIBOR plus 0.70%), 3/17/37(3)	362,913	338,311
Invitation Homes Trust, Series 2018-SFR1, Class C, VRN, 2.05%, (1-month LIBOR plus 1.25%), 3/17/37(3)	400,000	354,070
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 1.78%, (1-month LIBOR plus 1.08%), 6/17/37(3)	275,000	257,168
Invitation Homes Trust, Series 2018-SFR3, Class A, VRN, 1.80%, (1-month LIBOR plus 1.00%), 7/17/37(3)	397,475	376,572
Invitation Homes Trust, Series 2018-SFR4, Class B, VRN, 2.05%, (1-month LIBOR plus 1.25%), 1/17/38(3)	550,000	496,520
MVW Owner Trust, Series 2014-1A, Class A SEQ, 2.25%, 9/22/31(3)	16,839	16,664
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(3)	17,382	17,157
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(3)	26,588	26,007
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(3)	90,412	88,439
MVW Owner Trust, Series 2018-1A, Class A SEQ, 3.45%, 1/21/36(3)	180,395	174,210
Progress Residential Trust, Series 2018-SFR1, Class A SEQ, 3.26%, 3/17/35(3)	224,727	222,597
Progress Residential Trust, Series 2018-SFR3, Class A SEQ, 3.88%, 10/17/35(3)	349,780	352,767
Progress Residential Trust, Series 2018-SFR3, Class B, 4.08%, 10/17/35(3)	625,000	631,196
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(3)	350,000	340,007
Sierra Timeshare Conduit Receivables Funding LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(3)	20,711	20,459
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class A SEQ, 3.50%, 6/20/35(3)	128,525	124,421
Sierra Timeshare Receivables Funding LLC, Series 2018-2A, Class B, 3.65%, 6/20/35(3)	139,235	133,117
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class A SEQ, 2.59%, 5/20/36(3)	208,205	205,646
Towd Point Mortgage Trust, Series 2017-6, Class A1, VRN, 2.75%, 10/25/57(3)	183,885	184,133
Towd Point Mortgage Trust, Series 2018-1, Class A1 SEQ, VRN, 3.00%, 1/25/58(3)	66,927	67,648
Towd Point Mortgage Trust, Series 2018-4, Class A1, VRN, 3.00%, 6/25/58(3)	83,065	82,163
US Airways Pass-Through Trust, Series 2013-1, Class A, 3.95%, 5/15/27	13,047	13,057
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(3)	279,549	274,906
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(3)	104,146	101,522
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(3)	128,425	127,058
TOTAL ASSET-BACKED SECURITIES (Cost $6,184,852)		5,996,448
COLLATERALIZED LOAN OBLIGATIONS — 1.5%
Anchorage Credit Opportunities CLO 1 Ltd., Series 2019-1A, Class A1, VRN, 3.69%, (3-month LIBOR plus 1.95%), 1/20/32(3)	200,000	195,051

Ares XLI CLO Ltd., Series 2016-41A, Class AR, VRN, 3.03%, (3-month LIBOR plus 1.20%), 1/15/29(3)	125,000	120,226
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 2.84%, (3-month LIBOR plus 1.02%), 4/20/31(3)	200,000	188,397
CBAM Ltd., Series 2019-9A, Class A, VRN, 3.11%, (3-month LIBOR plus 1.28%), 2/12/30(3)	200,000	192,790
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 2.78%, (3-month LIBOR plus 0.98%), 4/24/31(3)	100,000	94,245
CIFC Funding Ltd., Series 2015-1A, Class ARR, VRN, 2.91%, (3-month LIBOR plus 1.11%), 1/22/31(3)	74,000	69,896
Dryden 64 CLO Ltd., Series 2018-64A, Class A, VRN, 2.79%, (3-month LIBOR plus 0.97%), 4/18/31(3)	150,000	141,077
Elmwood CLO IV Ltd., Series 2020-1A, Class A, VRN, 2.61%, (3-month LIBOR plus 1.24%), 4/15/33(3)	350,000	332,500
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 2.94%, (3-month LIBOR plus 1.12%), 7/20/31(3)	400,000	379,527
KKR CLO Ltd., Series 2022A, Class A, VRN, 2.97%, (3-month LIBOR plus 1.15%), 7/20/31(3)	175,000	165,435
Madison Park Funding XXII Ltd., Series 2016-22A, Class A1R, VRN, 2.92%, (3-month LIBOR plus 1.26%), 1/15/33(3)	350,000	332,039
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 2.81%, (3-month LIBOR plus 0.98%), 4/15/31(3)	225,000	214,187
Octagon Investment Partners 45 Ltd., Series 2019-1A, Class A, VRN, 3.16%, (3-month LIBOR plus 1.33%), 10/15/32(3)	550,000	511,309
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 2.97%, (3-month LIBOR plus 1.15%), 4/18/31(3)	275,000	256,264
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, VRN, 2.29%, (3-month LIBOR plus 1.29%), 4/18/33(3)	200,000	189,654
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 2.89%, (3-month LIBOR plus 1.07%), 10/20/28(3)	225,000	218,414
Voya CLO Ltd., Series 2013-2A, Class A1R, VRN, 2.76%, (3-month LIBOR plus 0.97%), 4/25/31(3)	250,000	234,826
Voya CLO Ltd., Series 2013-3A, Class A1RR, VRN, 2.97%, (3-month LIBOR plus 1.15%), 10/18/31(3)	100,000	94,602
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,134,950)		3,930,439
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.4%
Private Sponsor Collateralized Mortgage Obligations — 1.1%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	2,951	3,029
Adjustable Rate Mortgage Trust, Series 2004-4, Class 4A1, VRN, 4.04%, 3/25/35	25,395	23,345
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(3)	84,290	83,658
Banc of America Mortgage Trust, Series 2004-E, Class 2A6 SEQ, VRN, 4.77%, 6/25/34	18,233	16,390
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 3.74%, 8/25/34	15,678	13,900
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.79%, 8/25/34	14,257	12,828
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.59%, 8/25/35	4,150	3,866
Citigroup Mortgage Loan Trust, Inc., Series 2005-6, Class A2, VRN, 4.55%, (1-year H15T1Y plus 2.15%), 9/25/35	11,006	10,248
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	750	691
Credit Suisse Mortgage Trust, Series 2017-HL2, Class A3 SEQ, VRN, 3.50%, 10/25/47(3)	184,372	183,697
Credit Suisse Mortgage Trust, Series 2019-AFC1, Class A1, VRN, 2.57%, 7/25/49(3)	176,203	170,200
Credit Suisse Mortgage Trust, Series 2020-AFC1, Class A1, VRN, 2.24%, 2/25/50(3)	147,863	132,218
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA4, Class A1, VRN, 3.80%, 10/25/34	5,298	4,869
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 5.01%, 8/25/35	7,290	7,044
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, VRN, 2.31%, 1/25/60(3)	291,452	284,023
GSR Mortgage Loan Trust, Series 2004-7, Class 3A1, VRN, 4.04%, 6/25/34	9,916	9,038
GSR Mortgage Loan Trust, Series 2004-AR5, Class 3A3, VRN, 4.31%, 5/25/34	12,507	11,137
GSR Mortgage Loan Trust, Series 2005-AR1, Class 3A1, VRN, 4.00%, 1/25/35	17,234	15,489
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 4.10%, 9/25/35	41,345	39,141
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 4.51%, 9/25/35	9,398	8,860
JPMorgan Mortgage Trust, Series 2005-A4, Class 1A1, VRN, 4.07%, 7/25/35	6,542	6,370
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.12%, 7/25/35	3,553	3,272
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 4.02%, 4/25/35	7,211	6,875
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(3)	15,940	16,011
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(3)	144,350	147,969
JPMorgan Mortgage Trust, Series 2018-6, Class 1A4 SEQ, VRN, 3.50%, 12/25/48(3)	66,466	66,087
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.68%, 11/21/34	50,882	48,545
Merrill Lynch Mortgage Investors Trust, Series 2005-3, Class 2A, VRN, 3.80%, 11/25/35	34,625	30,345

Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.73%, 2/25/35	19,957	17,638
New Residential Mortgage Loan Trust, Series 2017-1A, Class A1, VRN, 4.00%, 2/25/57(3)	194,672	202,878
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(3)	127,051	132,828
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 2.45%, (1-month LIBOR plus 1.50%), 6/25/57(3)	67,628	64,795
Residential Mortgage Loan Trust, Series 2019-2, Class A1 SEQ, VRN, 2.91%, 5/25/59(3)	304,181	299,382
Sequoia Mortgage Trust, Series 2017-7, Class A4 SEQ, VRN, 3.50%, 10/25/47(3)	131,321	133,024
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(3)	289,096	294,000
Sequoia Mortgage Trust, Series 2017-CH2, Class A10 SEQ, VRN, 4.00%, 12/25/47(3)	108,103	108,682
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 6/25/48(3)	136,024	137,019
Sofi Mortgage Trust, Series 2016-1A, Class 1A4 SEQ, VRN, 3.00%, 11/25/46(3)	36,746	36,101
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 3.78%, 7/25/34	32,440	30,164
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.69%, (1-month LIBOR plus 0.74%), 9/25/34	37,341	31,971
WaMu Mortgage Pass-Through Certificates, Series 2005-AR3, Class A1, VRN, 3.62%, 3/25/35	48,756	44,811
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 4.97%, 5/25/35	13,900	13,909
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 4.26%, 1/25/38	9,626	8,172
		2,914,519
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2016-DNA4, Class M2, VRN, 2.25%, (1-month LIBOR plus 1.30%), 3/25/29	39,769	39,260
FHLMC, Series 2018-DNA1, Class M1, VRN, 1.40%, (1-month LIBOR plus 0.45%), 7/25/30	29,761	29,380
FHLMC, Series 2019-DNA3, Class M2, VRN, 3.00%, (1-month LIBOR plus 2.05%), 7/25/49(3)	242,356	200,047
FNMA, Series 2014-C02, Class 1M2, VRN, 3.55%, (1-month LIBOR plus 2.60%), 5/25/24	75,156	68,228
FNMA, Series 2014-C02, Class 2M2, VRN, 3.55%, (1-month LIBOR plus 2.60%), 5/25/24	80,834	74,292
FNMA, Series 2016-C06, Class 1M2, VRN, 5.20%, (1-month LIBOR plus 4.25%), 4/25/29	120,000	116,798
FNMA, Series 2018-C01, Class 1M1, VRN, 1.55%, (1-month LIBOR plus 0.60%), 7/25/30	119,833	119,133
		647,138
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,688,294)		3,561,657
MUNICIPAL SECURITIES — 0.7%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	70,000	103,412
California State University Rev., 2.98%, 11/1/51	200,000	199,978
Dallas Area Rapid Transit Rev., 6.00%, 12/1/44	25,000	36,216
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	85,000	86,216
Grand Parkway Transportation Corp. Rev., 3.24%, 10/1/52	70,000	68,244
Houston GO, 3.96%, 3/1/47	25,000	28,144
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	25,000	32,760
Metropolitan Transportation Authority Rev., 6.81%, 11/15/40	15,000	19,650
Metropolitan Water Reclamation District of Greater Chicago GO, 5.72%, 12/1/38	200,000	270,436
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	20,000	25,623
New Jersey Turnpike Authority Rev., 7.41%, 1/1/40	65,000	95,380
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	85,000	121,364
New York City Water & Sewer System Rev., 5.95%, 6/15/42	45,000	66,613
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	100,000	100,692
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 4.88%, 12/1/34	30,000	33,577
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	40,000	49,798
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	100,000	94,031
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	45,000	59,604
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	25,000	34,118
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	30,000	37,343
State of California GO, 4.60%, 4/1/38	120,000	132,307
State of California GO, 7.55%, 4/1/39	20,000	32,532

State of California GO, 7.30%, 10/1/39	15,000	23,100
State of California GO, 7.60%, 11/1/40	20,000	33,367
TOTAL MUNICIPAL SECURITIES (Cost $1,651,640)		1,784,505
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
Benchmark Mortgage Trust, Series 2018-B6, Class AS, 4.44%, 10/10/51	375,000	412,376
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	125,000	131,228
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class AM, VRN, 4.19%, 10/10/47	125,000	130,972
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	125,000	130,998
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	100,000	102,541
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	150,000	163,269
GS Mortgage Securities Trust, Series 2020-GC45, Class AS, 3.17%, 2/13/53	200,000	193,206
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	50,000	53,593
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	100,000	103,858
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $1,388,800)		1,422,041
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
FNMA, 2.125%, 4/24/26	40,000	43,092
FNMA, 6.625%, 11/15/30	100,000	152,209
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $162,580)		195,301
PREFERRED STOCKS — 0.1%
Banks — 0.1%
JPMorgan Chase & Co., 4.00%	160,000	136,740
Machinery†
Stanley Black & Decker, Inc., 4.00%	50,000	48,152
TOTAL PREFERRED STOCKS (Cost $210,000)		184,892
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.1%
Colombia†
Colombia Government International Bond, 4.375%, 7/12/21	30,000	30,345
Peru†
Peruvian Government International Bond, 5.625%, 11/18/50	30,000	45,009
Poland — 0.1%
Republic of Poland Government International Bond, 5.125%, 4/21/21	35,000	36,358
Republic of Poland Government International Bond, 3.00%, 3/17/23	10,000	10,429
		46,787
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45	20,000	20,606
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $126,661)		142,747
TEMPORARY CASH INVESTMENTS — 8.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $21,146,900)	21,146,900	21,146,900
TOTAL INVESTMENT SECURITIES — 99.5% (Cost $252,233,445)		253,615,769
OTHER ASSETS AND LIABILITIES — 0.5%		1,377,752
TOTAL NET ASSETS — 100.0%		$254,993,521

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
S&P 500 E-Mini	60	June 2020	$3,000	$7,709,100	$(72,941)
U.S. Treasury 10-Year Notes	17	June 2020	$1,700,000	2,357,688	12,825
U.S. Treasury 10-Year Ultra Notes	3	June 2020	$300,000	468,094	977
U.S. Treasury 2-Year Notes	14	June 2020	$2,800,000	3,085,359	15,070
U.S. Treasury 5-Year Notes	30	June 2020	$3,000,000	3,760,781	9,003
				$17,381,022	$(35,066)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS
Reference Entity	Type§	Fixed Rate Received (Paid) Quarterly	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 33	Buy	(5.00)%	12/20/24	$5,865,000	$662	$347,356	$348,018

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
^The value for credit default swap agreements serves as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index at Termination	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	8/5/24	$1,000,000	$(442)	$(56,559)	$(57,001)

NOTES TO SCHEDULE OF INVESTMENTS
CDX	-	Credit Derivatives Indexes
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $619,318.

(3)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $15,341,467, which represented 6.0% of total net assets.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	139,731,148	—	—
U.S. Treasury Securities	—	34,794,473	—
Corporate Bonds	—	26,723,991	—
U.S. Government Agency Mortgage-Backed Securities	—	14,001,227	—
Asset-Backed Securities	—	5,996,448	—
Collateralized Loan Obligations	—	3,930,439	—
Collateralized Mortgage Obligations	—	3,561,657	—
Municipal Securities	—	1,784,505	—
Commercial Mortgage-Backed Securities	—	1,422,041	—
U.S. Government Agency Securities	—	195,301	—
Preferred Stocks	—	184,892	—
Sovereign Governments and Agencies	—	142,747	—
Temporary Cash Investments	21,146,900	—	—
	160,878,048	92,737,721	—
Other Financial Instruments
Futures Contracts	37,875	—	—
Swap Agreements	—	348,018	—
	37,875	348,018	—
Liabilities
Other Financial Instruments
Futures Contracts	72,941	—	—
Swap Agreements	—	57,001	—
	72,941	57,001	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.